                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment / /; Amendment Number:
                                               ---------
This Amendment: (Check only one:):   / / is a restatement
                                     / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Bill & Melinda Gates Foundation
          -------------------------------
Address:  2365 Carillon Point
          -------------------
          Kirkland, WA 98033
          ------------------

Form 13F File number: 28-10098
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         --------------
Title:   Authorized Agent
         ----------------
Phone:   (425) 889-7900
         --------------

Signature, Place, and Date of Signing

 /s/ Michael Larson                 Kirkland, Washington    February 11, 2005
 -------------------------------    --------------------   -------------------
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        -
Form 13F Information Table Entry Value: 42
                                        --
Form 13F Information Table Value Total: $3,387,365
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson

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                           FORM 13F INFORMATION TABLE
                             As of December 31, 2004

                                                               AMOUNT AND TYPE OF
                                                                    SECURITY                                VOTING AUTHORITY
--------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHARES/PRN        INVESTMENT    OTHER
NAME OF ISSUER           TITLE OF CLASS  CUSIP        (X1000)     AMOUNT   SH/PRN DISCRETION   MANAGERS  SOLE    SHARED    NONE
------------------------ --------------  ---------  ----------- ---------- ------ ----------  --------- ------ ---------- ------
ABBOTT LABS              COM             002824100  $   161,880  3,470,100  SH      OTHER        1              3,470,100
AGL RES INC              COM             001204106  $    30,956    931,300  SH      OTHER        1                931,300
AMEREN CORP              COM             023608102  $    67,142  1,339,100  SH      OTHER        1              1,339,100
BAXTER INTL INC          COM             071813109  $    69,080  2,000,000  SH      OTHER        1              2,000,000
BP PLC                   SPONSORED ADR   055622104  $   262,800  4,500,000  SH      OTHER        1              4,500,000
CANADIAN NATL RY CO      COM             136375102  $    55,125    900,000  SH      OTHER        1                900,000
CINERGY CORP             COM             172474108  $    28,096    674,900  SH      OTHER        1                674,900
COCA COLA CO             COM             191216100  $     8,328    200,000  SH      OTHER        1                200,000
CONSOLIDATED EDISON INC  COM             209115104  $    65,013  1,486,000  SH      OTHER        1              1,486,000
COSTCO WHSL CORP NEW     COM             22160K105  $   186,379  3,850,000  SH      OTHER        1              3,850,000
DISNEY WALT CO           COM DISNEY      254687106  $     2,780    100,000  SH      OTHER        1                100,000
DOMINION RES INC         COM             25746U109  $    39,940    589,600  SH      OTHER        1                589,600
DUKE ENERGY CORP         COM             264399106  $    12,665    500,000  SH      OTHER        1                500,000
EASTMAN KODAK CO         COM             277461109  $     3,225    100,000  SH      OTHER        1                100,000
EXPEDITORS INTL WASH INC COM             302130109  $    27,884    499,000  SH      OTHER        1                499,000
EXXON MOBIL CORP         COM             30231G102  $   164,032  3,200,000  SH      OTHER        1              3,200,000
FOUR SEASONS HOTEL INC   LTD VTG SH      35100E104  $   121,826  1,489,500  SH      OTHER        1              1,489,500
FPL GROUP INC            COM             302571104  $    29,474    394,300  SH      OTHER        1                394,300
GREAT PLAINS ENERGY INC  COM             391164100  $    54,383  1,796,000  SH      OTHER        1              1,796,000
GREATER CHINA FD INC     COM             39167B102  $     2,137    135,700  SH      OTHER        1                135,700
GRUPO TELEVISA SA        SP ADR REP ORD  40049J206  $    89,988  1,487,400  SH      OTHER        1              1,487,400
HOME DEPOT INC           COM             437076102  $    25,644    600,000  SH      OTHER        1                600,000
HOSPIRA INC              COM             441060100  $    11,625    347,010  SH      OTHER        1                347,010
JOHNSON & JOHNSON        COM             478160104  $    65,392  1,031,100  SH      OTHER        1              1,031,100
KOREA FD                 COM             500634100  $    11,734    487,700  SH      OTHER        1                487,700
LILLY ELI & CO           COM             532457108  $    53,232    938,000  SH      OTHER        1                938,000
MAYTAG CORP              COM             578592107  $    21,100  1,000,000  SH      OTHER        1              1,000,000
MEDCO HEALTH SOLUTIONS
INC                      COM             58405U102  $    83,656  2,010,952  SH      OTHER        1              2,010,952
MERCK & CO INC           COM             589331107  $   203,687  6,337,500  SH      OTHER        1              6,337,500
MORGAN STANLEY INDIA
INVES FD                 COM             61745C105  $    16,759    541,321  SH      OTHER        1                541,321
PFIZER INC               COM             717081103  $    91,176  3,390,700  SH      OTHER        1              3,390,700
REPUBLIC SVCS INC        COM             760759100  $    30,186    900,000  SH      OTHER        1                900,000
SPDR TR                  UNIT SER 1      78462F103  $   592,746  4,904,000  SH      OTHER        1              4,904,000
SCHERING PLOUGH CORP     COM             806605101  $   229,962 11,013,500  SH      OTHER        1             11,013,500
SCHOLASTIC CORP          COM             807066105  $    42,504  1,150,000  SH      OTHER        1              1,150,000
SONY CORP                ADR             835699307  $     3,896    100,000  SH      OTHER        1                100,000
UNIVISION COMMUNICATIONS
  INC                    CL A            914906102  $     2,927    100,000  SH      OTHER        1                100,000
UNOCAL CORP              COM             915289102  $    21,620    500,000  SH      OTHER        1                500,000
UTSTARCOM INC            COM             918076100  $    36,769  1,660,000  SH      OTHER        1              1,660,000
VIACOM INC               CL B            925524308  $    36,390  1,000,000  SH      OTHER        1              1,000,000
WASTE MGMT INC           COM             94106L109  $   164,221  5,485,000  SH      OTHER        1              5,485,000
WYETH                    COM             983024100  $   159,006  3,733,400  SH      OTHER        1              3,733,400

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